Convertible notes, net - Interest (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2018 CNY (¥)
Convertible notes, net
Amortization of debt issuance costs	¥ 690
Convertible notes
Convertible notes, net
Interest incurred	2,567
Amortization of debt issuance costs	690
Total interest expense	¥ 3,257